Fair Value of Financial Instruments - Schedule of Fair Value of Financial Instruments (Details) (10-K) - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and convertible note derivative liability		$ 3,293	$ 78,277	$ 216,705	$ 46,985
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and convertible note derivative liability
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and convertible note derivative liability
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and convertible note derivative liability		$ 3,293		$ 216,705